Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Recoverable Taxes [Line Items]
Withholding income tax on finance income	R$ 544,298	R$ 335,762
Income tax and social contribution	143,472	19,430
Others withholding income tax	1,658	4,138
Contributions over revenue	0	2,936
Other Taxes	857	10,166
Current tax assets	R$ 690,285	R$ 372,432